Investment in securities - Investment Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale
Within 3 months	$ 0
3 to 12 months	167,863
1 to 5 years	761,716
5 to 10 years	160,823
Over 10 years	0
No specific or single maturity	898,463
Carrying amount	1,988,865	$ 3,473,730
US government and federal agencies
Available-for-sale
Within 3 months	0
3 to 12 months	145,471
1 to 5 years	532,645
5 to 10 years	160,823
Over 10 years	0
No specific or single maturity	873,837
Carrying amount	1,712,776	3,143,624
Held-to-maturity
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	3,738,080
Carrying amount	3,738,080
Non-US governments debt securities
Available-for-sale
Within 3 months	0
3 to 12 months	22,392
1 to 5 years	229,071
5 to 10 years	0
Over 10 years	0
No specific or single maturity	0
Carrying amount	251,463	289,593
Asset-backed securities - Student loans
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	5,626
Carrying amount	5,626	13,174
Residential mortgage-backed securities
Available-for-sale
Within 3 months	0
3 to 12 months	0
1 to 5 years	0
5 to 10 years	0
Over 10 years	0
No specific or single maturity	19,000
Carrying amount	$ 19,000	$ 27,339